Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2022, 2021 and 2020 consisted of:

	2022	2021	2020
Rent (i)	$160,795	$115,418	$89,123
Initial fees (ii)	401	321	203
Royalty fees (iii)	215	295	275
Total	$161,411	$116,034	$89,601

(i)Includes rental income of own buildings and subleases. As of December 31, 2022 and 2021 the subleases rental income amounted to $132,327 and $96,756, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $1,012, $739 and $493 in 2022, 2021 and 2020, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $62,360, $46,476 and $36,554 in 2022, 2021 and 2020, respectively.

Schedule of future minimum rental payments for operating leases
At December 31, 2022, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2023	$5,497	$54,130	$59,627
2024	4,712	46,960	51,672
2025	4,732	42,995	47,727
2026	4,764	38,368	43,132
2027	4,639	33,348	37,987
Thereafter	36,524	155,383	191,907
Total	$60,868	$371,184	$432,052